Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The preparation of the Company’s consolidated financial statements is in conformity with Generally Accepted Accounting Principles in the United States (“US GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the periods reported. Actual results may differ materially from such estimates. The Company believes the basis of consolidation, fair value, the recognition of non-controlling interests, revenue recognition, taxation, business combination, net income per share, goodwill and other long-lived assets, allowances for doubtful accounts, long-term investments, stock-based compensation and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and its variable interest entities (“VIEs”), in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Company provides substantially all of its Internet content and mobile value added service (“MVAS”) services in China via its VIEs, which hold critical operating licenses that enable the Company to do business in China. Substantially all of the Company’s revenues, costs and net income (loss) in China are directly or indirectly generated through these VIEs. The Company has signed various agreements with its VIEs to allow the transfer of economic benefits from the VIEs to the Company.

The Company’s VIEs are wholly or partially owned by nominee shareholders of the Company. The capital for the VIEs are funded by the Company and recorded as interest-free loans to these nominee shareholders. These loans were eliminated with the capital of the VIEs during consolidation. Under various contractual agreements, nominee shareholders of the VIEs are required to transfer their ownership in these entities to the Company’s subsidiaries in China when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to the Company and the Company has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive technical service agreements with the VIEs, under which the Company provided technical and other services to the VIEs. In addition, nominee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to the Company. As of December 31, 2013 and 2014, the total amount of interest-free loans to these nominee shareholders was $35.9 million and $60.0 million, respectively, and the aggregate accumulated losses of all VIEs were approximately $13.0 million and $29.5 million, respectively, which have been included in the consolidated financial statements.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated:

	As of December 31,
	2013	2014
	(In thousands)
Total assets	$214,984	$267,400
Total liabilities	$134,632	$226,933

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net revenues	$314,504	$455,097	$621,705
Net income (loss)	$(6,322)	$1,415	$(16,509)

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net cash provided by operating activities	$53,233	$80,809	$63,738
Net cash used in investing activities	(55,369)	(23,323)	(48,643)
Net cash provided by financing activities	4,421	2,685	32,212
Net increase in cash and cash equivalents	$2,285	$60,171	$47,307

As of December 31, 2013 and 2014, the total assets for the consolidated VIEs were $215.0 million and $267.4 million,  respectively, which mainly comprised of $135.1 million and $181.2 million in cash, cash equivalents and short-term investments, and the remaining balances include goodwill, intangible assets, accounts receivables, long-term investments and property and equipment. As of December 31, 2013 and 2014, total liabilities for the consolidated VIEs were $134.6 million and $226.9 million,  respectively, which mainly included $95.4 million and $181.3 million in accrued liabilities, $15.3 million and $13.2 million in income tax payable, and $20.5 million and $29.3 million in deferred revenues, respectively.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs amounting to a total of $58.4 million and $88.5 million as of December 31, 2013 and 2014, respectively. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses mainly through its VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The following is a summary of the Company’s major VIEs and subsidiary of VIEs as of December 31, 2014:

•

Beijing SINA Internet Information Service Co., Ltd. (the “ICP Company”), a Chinese company controlled through business agreements, is responsible for operating www.sina.com and www.sina.cn in connection with its Internet content company license, sell online advertising and provide MVAS with its Value-Added Telecommunication Services Operating License via third-party operators in China. The register capital of the ICP Company is $19.0 million.

•

Guangzhou Media Message Technologies, Inc. (“Xunlong”), a Chinese company controlled through business agreements, is responsible for providing MVAS via third-party operators in China under its Value-Added Telecommunication Services Operating License. It is owned by two nominee shareholders of the Company. The registered capital of the Xunlong is $1.2 million.

•

Beijing Star-Village Online Cultural Development Co., Ltd. (“StarVI”), formerly Beijing Star-Village.com Cultural Development Co., Ltd, a Chinese company controlled through business agreements, is responsible for providing MVAS in China via third-party operators under its Value-Added Telecommunication Services Operating License. It is owned by three nominee shareholders of the Company. The registered capital of the StarVI is $1.2 million.

•

Shenzhen Wang Xing Technology Co., Ltd. (“Wangxing”), a Chinese company controlled through business agreements, is responsible for providing MVAS in China via third-party operators under its Value-Added Telecommunication Services Operating License. It is owned by two nominee shareholders of the Company. The registered capital of Wangxing is $1.2 million.

•

Jinzhuo Hengbang Technology (Beijing) Co., Ltd. (“the IAD Company”), formerly Beijing SINA Infinity Advertising Co., Ltd., is an advertising agency in China controlled through business agreements and approved for the design, production, issuance and serving as an agency of advertisements. It is owned by two nominee shareholders of the Company. The registered capital of the IAD Company is $24.8 million.

•

Beijing Weimeng Technology Co., Ltd (“Weimeng”), a Chinese company controlled through business agreement, is responsible for operating www.weibo.com and www.weibo.cn in connection with its Internet content company license and providing MVAS in China via third-party operators under its Value-Added Telecommunication Services Operating License. It is owned by three nominee shareholders of the Company. The registered capital of Weimeng is $9.1 million.

•

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’), an online-game platform company, was acquired by the IAD Company in May 2013. All of the equity interest in Weibo Interactive was transferred to Weimeng in December 2013 (see Note 5). The registered capital of Weibo Interactive is $5.5 million.

•	Beijing Sina Payment Technology Co., Ltd. (“SINA Pay”), an online payment service company wholly owned by the ICP Company. The registered capital of SINA Pay is $15.7 million.

The Company began to consolidate the ICP Company in October 2001. Xunlong and StarVI were acquired from Memestar Limited in January 2003 and the operating results for these two companies have been consolidated by the Company since January 2003. Wangxing was acquired from Crillion Corporation in March 2004 and the operating results for Wangxing have been consolidated by the Company since March 2004. The operating results of the IAD Company and Weimeng have been consolidated since its establishment in 2004 and 2010, respectively.

Unrecognized revenue-producing assets held by the VIEs mainly include licenses, such as the Internet Content Provision License, the Value-Added Telecommunication Services Operating License, the Online Culture Operating Permit, and trademarks, patents, copy rights and the domain names.  Recognized revenue-producing assets held by the VIEs include core technology, trademarks, domain names, customer lists relating to game-related services, game platform technology and exclusive content distribution right, arising from acquisitions. Unrecognized revenue-producing assets, including customer lists relating to advertising and marketing services, game-related services, Weibo VIP memberships and data licensing, as well as trademarks, are held by the Wholly Foreign Owned Enterprises (“WFOEs”).

The following is a summary of the VIE agreements:

Loan Agreements.  One of the Company’s wholly owned subsidiaries, Sina.com Technology (China) Co., Ltd. (“STC”), or Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology”) in the case of Weimeng, has granted interest-free loans to the shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection of the VIEs. The terms of the loans in general are for 10 years, except for the loans relating to the ICP Company in which case may be 5 years. STC or Weibo Technology in the case of Weimeng, at its own discretion, has the right to shorten or extend the terms of the loans if necessary. These loans were eliminated with the capital of the VIEs during consolidation.

Share Transfer Agreements. Each shareholder of the VIEs has granted STC, or Weibo Technology in the case of Weimeng, an option to purchase his/her shares in the respective VIEs at a purchase price equal to the amount of capital injection. STC, or Weibo Technology in the case of Weimeng, may exercise such option at any time until it has acquired all shares of such VIE, subject to applicable PRC laws. The options will be effective until the earlier of (i) the shareholders of the VIEs and STC, or Weibo Technology in the case of Weimeng, have fully performed their obligations under this agreement, or (ii) the respective shareholders of the VIEs and STC, or Weibo Technology in the case of Weimeng, agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements. Each shareholder of the VIEs and STC, or Weibo Technology in the case of Weimeng, has agreed that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be offset against the loan repayment.

Agreements on Authorization to Exercise Shareholder’s Voting Power.  Each shareholder of the VIEs has authorized STC, or Weibo Technology in the case of Weimeng, to exercise all of his/her voting power as a shareholder of the respective VIE. The authorizations are irrevocable and will not expire until the respective VIE dissolves.

Share Pledge Agreements.  Each shareholder of the VIEs has pledged all of his/her shares in the VIEs and all other rights relevant to the share rights to STC, or Weibo Technology in the case of Weimeng, as a collateral security for his/her obligation to pay off all debt to STC, or Weibo Technology in the case of Weimeng, under the loan agreement and for the payment obligation of the VIEs under the trademark license agreement and the technical services agreement. In the event of default of any payment obligation, STC, or Weibo Technology in the case of Weimeng, will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through a sale or auction. During the term of each agreement, STC, or Weibo Technology in the case of Weimeng, is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIEs and the shareholders of the VIEs have fully performed their obligations under the above-referred agreements, or (ii) STC, or Weibo Technology in the case of Weimeng, has unilaterally consented to terminate the respective share pledge agreement.

Exclusive Technical Services Agreements.  Each of the VIEs below has entered into an exclusive technical services agreement with STC, or Weibo Technology in the case of Weimeng, pursuant to which STC, or Weibo Technology in the case of Weimeng, is engaged to provide certain technical services to the VIEs, depending on the licenses obtained and held by the VIE. These exclusive technical services agreements will not expire until the respective VIE dissolves, and the service fees are adjusted annually through written agreements. Due to its control over the respective VIEs, the Company’s wholly owned subsidiaries have the right to determine the service fees to be charged to the respective VIEs by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, the operations of each VIE, applicable tax rates, planned capital expenditures and business strategies. The service fees that the Company’s wholly owned subsidiaries charged to the major VIEs amounted to $85.2 million, $186.3 million, and $322.2 million, respectively, for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.

Xunlong, one of our VIEs, has engaged STC to provide technical services for its Internet information service and MVAS businesses, and STC has the sole right to appoint any company or companies at its discretion to perform such technical services. Beijing New Media Information Technology Co., Ltd., our wholly owned subsidiary, has been appointed by STC to perform technical services for Xunlong.

Wangxing, one of our VIEs, has also entered into a technical services agreement with STC with terms and rights substantially identical to the technical services agreement entered into between Xunlong and STC for the Internet information service and MVAS businesses described above.

The ICP Company, one of our VIEs, has engaged STC to provide technical services for its (i) online advertising and other related businesses, and (ii) value added telecommunication and other related businesses. The ICP Company is obligated to pay service fees to STC.

The IAD Company, one of our VIEs, has also entered into a technical services agreement with STC with terms substantially identical to the technical services agreement entered into between the ICP Company and STC for the online advertising and other related businesses described above. Pursuant to changes in applicable PRC laws in 2008, SINA established two wholly owned subsidiaries to engage directly in online advertising and related businesses.

StarVI, one of our VIEs, has also entered into a technical services agreement with STC with terms substantially identical to the technical services agreement entered into between Xunlong and STC for the value added telecommunication and other related businesses described above.

Weimeng, one of our VIEs, has engaged Weibo Technology to provide technical services for its online advertising and other related businesses.

Exclusive Sales Agency Agreements.  Each of the VIEs has granted STC, or Weibo Technology in case of Weimeng, the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIEs. These exclusive sale agency agreements will not expire until the respective VIEs dissolve.  The Exclusive Sales Agency Agreements enable us to collect sales agency fees from the VIEs if we decide to do so.

Trademark License Agreements.  STC, or Weibo Technology in case of Weimeng, has granted each of the VIEs trademark licenses to use the trademarks held by STC, or Weibo Technology in case of Weimeng, in specific areas, and each of the licensed VIEs is obligated to pay license fees to STC, or Weibo Technology in case of Weimeng. The term of these agreements is for one year and is automatically renewed provided that there is no objection from STC, or Weibo Technology in case of Weimeng.  We have entered into the Trademark License Agreements to provide other potential revenue-generating channels from the VIEs.

The Company believes that the contractual arrangements among its subsidiary, the VIEs and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and its subsidiary in the consolidated financial statements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs will occur as a result of the aforementioned risks and uncertainties is remote.

Non-controlling interests

Non-controlling interests

For the Company’s majority-owned subsidiaries and VIEs, non-controlling interests are recognized to reflect the portion of their equity that are not attributable, directly or indirectly, to the Company as the controlling shareholder. The majority of the Company’s non-controlling interests relate to Weibo Corporation and its subsidiaries. To reflect the economic interest in Weibo held by non-controlling shareholders, Weibo’s net loss attributable to the non-controlling ordinary shareholders is recorded as non-controlling interests in the Company’s consolidated statements of comprehensive income. Pursuant to the liquidation terms and redemption terms of the preferred shares, any net loss of Weibo is not allocated to the non-controlling preferred shareholders. After Weibo’s IPO, the preferred shares automatically converted into ordinary shares and will participate in share of net income or loss of Weibo. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated financial statements to distinguish the interests from that of the Company.

Fair value

Fair value

All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company measures certain financial assets, including the investments under the cost method and equity method on other-than-temporary basis, intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued liabilities approximates fair value. The fair values of the preferred shares and ordinary shares granted to Alibaba were derived from the income approach by applying the discounted cash flow method based on the Company’s best estimate of projected cash flow as of the Transaction date. The Company utilized the Binominal option pricing model to determine the fair value of the option liability, which was measured using significant unobservable input (level 3) and required an assessment of the probability weight for each exercise scenario.

Net income per share

Net income per share

Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period. Restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net income per share is computed using the weighted average number of ordinary share and potential ordinary shares outstanding during the period, which include options to purchase ordinary shares, restricted share units and conversion of the convertible debt. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share. Additionally, the Company takes into account the effect on consolidated net income per share of dilutive shares of entities in which the Company holds equity interests, including long-term investments accounted for using the equity method,  the consolidated subsidiaries, such as Weibo and interest expenses along with relevant amortized issuance costs of convertible debt under certain circumstances.

Cash equivalents

Cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less as cash equivalents. Cash equivalents are comprised of investments in time deposits that mature within three months, which are stated at cost plus accrued interest, and money market funds are stated at fair market value.

Business combination

Business combination

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.  US GAAP provides the option to apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The qualitative approach starts the goodwill impairment test by assessing qualitative factors by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Company, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, the quantitative impairment test is performed; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the goodwill impairment test is quantitatively performed by comparing the fair values of those reporting units to their carrying amounts. Commencing in January 2012, the Company adopted the option to apply the qualitative approach to assess its goodwill on the relevant reporting units. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Long-live assets

Long-live assets

Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to ten years. The amortization of intangible assets was $0.1 million, $0.6 million and $3.4 million for 2012, 2013 and 2014, respectively.

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Depreciation expenses were $29.5 million, $34.4 million and $41.9 million for 2012, 2013 and 2014, respectively.

Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset.

Long-term investments

Long-term investments

Long-term investments are comprised of investments in publicly traded companies, privately-held companies and limited partnerships. For long-term investments over which the Company does not have significant influence, the cost method accounting is used. For long-term investments in shares that are not ordinary shares or in-substance ordinary shares and that do not have readily determinable fair value, the cost method accounting is used. Investments in limited partnerships over whose operating and financing policies the Company has virtually no influence are accounted for using the cost method. The Company uses the equity method to account for common-stock-equivalent equity investments and limited-partnership investments in entities over which it has significant influence but does not own a majority equity interest or otherwise control.

The Company assesses its long-term investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income.

The Company invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities under Long-term Investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders’ equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged to income. The fair value of the investment would then become the new cost basis of the investment and are not be adjusted for subsequent recoveries in fair value.

Convertible debt

Convertible debt

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to the conversion feature, call and put option, and beneficial conversion feature. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt.

The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Convertible debts are classified as a current liability if their due date is or will be within one year from the balance sheet date.

Treasury stock	Treasury stock The Company accounted for those shares repurchased and no longer outstanding as treasury stock at cost.
Revenue recognition

Revenue recognition

Advertising

Advertising revenues are derived principally from online advertising and marketing, including display advertising and promoted marketing, and, to a lesser extent, sponsorship arrangements.

Display advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites or platform, in particular formats and over particular periods of time. Advertising revenues from display advertising arrangements are recognized ratably over the contract period of display, when the collectability is reasonably assured. The Company enters into cost per day (“CPD”) advertising arrangements with customers, under which the Company recognizes revenues ratably over the contract period. The Company also enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with the customers, under which the Company recognizes revenues based on the number of times that the advertisement has been displayed.

Promoted marketing arrangements are primarily priced based on CPM or cost per engagement (“CPE”). An engagement may include when a user clicks on a link, becomes a follower of the marketing customer account, shares the promoted feed or marks the feed as a favorite. Under the CPM model, customers are obligated to pay when the advertisement is displayed, while under the CPE model, customers are obligated to pay based on the number of engagements with the marketing feed.

Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such arrangements.

Revenues are recognized only when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) the price is fixed or determinable; (3) the service is performed; and (4) collectability of the related fee is reasonably assured. The majority of the Company’s revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative selling price for revenue recognition purposes. The Company adopted the new revenue recognition policy on multiple-deliverable revenue arrangements, which required the arrangement consideration be allocated to all deliverables at the inception of the arrangement on the following basis (a) vendor-specific objective evidence (“VSOE”) of selling price, if it exists, otherwise, (b) third-party evidence (“TPE”) of the selling price. If neither (a) nor (b) exists, then use (c) management’s best estimate of the selling price of the deliverable. The Company primarily uses VSOE to allocate the arrangement consideration if such selling price is available. For the deliverables that have not been sold separately, the best estimate of the selling price has taken into consideration of the pricing of advertising areas of the Company’s platform with similar popularities and advertisements with similar formats and quoted prices from competitors and other market conditions. Revenues recognized with reference to best estimation of selling price were immaterial for all periods presented. The Company recognizes revenue on the elements delivered and defers the recognition of revenue for the undelivered elements until the remaining obligations have been satisfied.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Company’s properties. Barter transactions in which physical goods or services (other than advertising services) are received in exchange for advertising services are recorded based on the fair values of the goods or services received. Revenues from barter transactions were immaterial for all periods presented.

Fee-based revenues

MVAS

MVAS revenues are derived principally from providing mobile phone users with Short Messaging Service (“SMS”), Multimedia Message Service (“MMS”),  Caller Ring Back Tones (“CRBT”), Wireless Application Protocol (“WAP”), i nteractive voice response (“IVR”) and KJAVA games. These services include news and other content subscriptions, picture and logo download, ring tones, ring back tones, mobile games and access to music files. Revenues from MVAS are charged on a monthly or per-usage basis. Such revenues are recognized in the period in which the service is performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Company contracts with China Mobile and its subsidiaries, China Unicom and its subsidiaries, and China Telecom Corporation and its subsidiaries for billing, collection and transmission services related to the MVAS offered to its users. The Company also contracts with other service providers to provide content and to distribute MVAS or other services for us. Revenues are recorded on a gross basis when most of the gross indicators are met, such as the Company is considered the primary obligor in the arrangement, designs and develops (in some cases with the assistance of third-parties) the MVAS, has reasonable latitude to establish price, has discretion in selecting the operators to offer its MVAS, provides customer services related to the MVAS and takes on the credit risks associated with the transmission fees. Conversely, revenues are recorded on a net basis when most of the gross indicators are not met.

The Company purchases certain contents from third-party content providers for its MVAS. In most of these arrangements, the fees payable to the third-party content providers are calculated based on certain percentages of the revenue earned by their contents after deducting the fees paid to the third-party operators. The Company’s MVAS revenues are inclusive of such fees when the Company acts as the principal in these arrangements by having the ability to determine the fees charged to end users and being the primary obligor to the end users with respect to providing such services.

Due to the time lag between when the services are rendered and when the operator billing statements are received, MVAS revenues are estimated based on the Company’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. The confirmation rate applied to the estimation of revenues is determined at the lower of the latest confirmation rate available and the average of six-month historical rates if such historical average is available. If the Company has not yet received confirmation rates for six months, revenues would be deferred until billing statements are received from the operators. Historically, there have been no significant adjustments to the revenue estimates.

Historically, due to the time lag of receiving billing statements from operators and the lack of adequate information to make estimates, the Company has adopted a one-month lag reporting policy for MVAS revenues. For the years ended December 31, 2012, 2013 and 2014, the Company recorded MVAS revenues in the amount of $69.0 million, $60.3 million and $27.7 million, respectively. The impact of reporting in one-month lag for MVAS revenues was immaterial.

Other fee-based services

Other fee-based services allow the Company’s users to subscribe to services on its websites or platform, including game-related service, Weibo VIP membership, e-reading and paid personal/corporate email services and data licensing. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The majority of the game related service revenues are generated from purchasing of virtual items through its game platform. The Company collects payments from the game players in connection with the sale of virtual currency, which are converted into in-game credits (game tokens) that can be used to purchase virtual items in the third party developed games.  The Company remits certain predetermined percentages of the proceeds to the game developers when the virtual currency is converted into in-game credits.

The Company has determined that the game developers are the primary obligors for the web game services given that the game developers are responsible for developing, maintaining and updating the online games and have reasonable latitude to establish the prices of virtual items for which in-game credits are used. The Company views the game developers to be its customers, and the Company’s primary responsibility is to promote the games of the developers, provide virtual currency exchange services, maintain the platform for game players to easily access the games and offer customer support to resolve registration, log on, currency exchange and other related issue. Accordingly, the Company records game related revenues, net of predetermined revenue sharing with the game developers.

Virtual currencies in general are not refundable once they have been sold unless there are unused in-game credits at the time a game is discontinued. Sale of virtual items net of the game developer proceeds are recognized as revenues over the estimated consumption period of in-game virtual items, which is typically from a few days to one month after the purchase of in-game credits.

Deferred revenues

Deferred revenues are mostly derived from the amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) the Company entered into with China Online Housing Technology Corporation (“COHT”) in September 2009 as part of the Company’s consideration for the interest in E-House/CRIC. The amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests of COHT disposed. This amount was recorded as deferred revenues and amortized over ten years prior to March, 2014, when the License Agreement was extended for another ten years.  Accordingly, the remaining deferred revenue balance as of March 2014 will be amortized prospectively under straight-line method through March of 2024. For the years ended December 31, 2012, 2013 and 2014, the Company recorded revenue in the amount of $18.7 million, $18.7 million and $12.0 million from such deferred revenue account, respectively. Deferred revenues also consist of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are mainly from the customer advance of advertising and marketing services.

Allowances for doubtful accounts

Allowances for doubtful accounts

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior year and other factors, such as credit-worthiness of the customers and the age of the receivable balances. The Company also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, or if the operators incur more bad debt than their original estimates, additional allowances may be required that could materially impact the Company’s financial position and results of operations.

Cost of revenues

Cost of revenues

Advertising. Cost of advertising revenues consist mainly of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, payroll-related expenses, turnover taxes and surcharges and equipment depreciation associated with the website production.

Non-advertising. Cost of non-advertising revenues consist mainly of fees paid to or retained by the third-party operators for their services relating to the billing and collection of the Company’s MVAS revenues and for using their transmission gateways. Costs of non-advertising revenues also consist of fees or royalties paid to third-party content and service providers associated with the MVAS, costs for providing the enterprise services, game related costs and turnover taxes levied on non-advertising revenues in China.

The Company presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. With the implementation of the Pilot Program for Imposition of Value-Added Tax (“VAT”) to Replace Business Tax (“Pilot Program”), the Company is subject to 6.7% VAT and surcharges and 3% cultural business construction fees for certain parts of its advertising revenues. For other non-advertising revenues, before the implementation of the Pilot Program the business tax and surcharges levied was 5.6% and became 6.7% after switching over to the VAT. The total amount of such taxes for 2012, 2013 and 2014 were $39.5 million, $50.9 million and $64.0 million, respectively.

Advertising expenses

Advertising expenses

Advertising expenses consist primarily of costs for the promotion of corporate image, product marketing and direct marketing. The Company expenses all advertising costs as incurred and classify these costs under sales and marketing expense. The nature of the Company’s direct marketing activities is such that they are intended to acquire subscribers for subscription-based and usage-based MVAS. The Company expenses all such direct marketing expenses. Advertising expenses for 2012, 2013 and 2014 were $72.4 million, $78.7 million and $121.1 million, respectively.

Product development expenses

Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for enhancement to and maintenance of the Company’s websites as well as costs associated with new product development and product enhancements. The Company expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of website content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Operating leases

Operating leases

The Company leases office space under operating lease agreements with initial lease term up to six years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

Stock-based compensation

Stock-based compensation

All stock-based awards to employees and directors, including stock options and restricted share units (“RSUs”), are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. Options granted generally vest over four years.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends. Shares of the Company’s subsidiary, which do not have quoted market prices, were valued based on the income approach, if a revenue model had been established, the market approach, if information from comparable companies had been available or a weighted blend of these approaches if more than one is applicable.

Determination of estimated fair value of the Company’s subsidiary before they were publicly listed requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to the Company’s subsidiary. The Company, with the assistance of an independent valuation firm, evaluated the use of two generally accepted valuation approaches. The income approach is used if a revenue model had been established, the market approach is used if information from comparable companies had been available, or a weighted blend of these two approaches is used if more than one is applicable, to estimate the Company’s subsidiary’ enterprise value for purposes of recording stock-based compensation in connection with employee stock options and recording fair value changes for option liability to Alibaba (Note 7). Before April 2013, the market approach was primarily used to determine the fair value of the Company’s subsidiary’s ordinary shares. The Company selected guideline companies that engaged in a similar line of business with similar growth prospects and that were subject to similar financial and business risks. The income approach was applied from April 2013, prior to Weibo’s initial public offering, since the revenue model for the Company’s subsidiary had been established and projections of revenues, costs and expenses, incremental working capital and capital expenditures became available as the business developed. If different assumptions were used for estimating stock-based compensation expense or if a different valuation method were used, the change in stock-based compensation expense could adversely affect the Company’s gross profit, operating income, net income attributable to SINA and net income per share attributable to SINA.

The Company recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally four years.

The Company recognizes the estimated compensation cost of performance-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The rewards are earned upon attainment of identified performance goals. The Company recognizes the compensation cost, net of forfeitures, over the performance period. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. See Note 15 for further discussion on stock-based compensation.

Taxation

Taxation

Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized.

Uncertain tax positions

To assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Foreign currency

Foreign currency

The Company’s reporting currency and functional currency are the U.S. dollar. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are re-measured into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues and expenses. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated.

Foreign currency transactions denominated in currencies other than the functional currency are re-measured into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other income (expenses), net.

Foreign currency translation adjustments to the Company’s comprehensive income for 2012, 2013 and 2014 were $(2.3) million, $21.3 million and $(17.4) million, respectively. The Company recorded a net foreign currency transaction loss of $30,000 in 2012,  a net foreign currency transaction gain of $1.5 million in 2013 and a net foreign currency transaction loss of $2.4 million in 2014, which is recorded in the interest and other income, net in the consolidated statements of comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income for the periods presented includes net income, change in unrealized gains (losses) on marketable securities classified as available-for-sale (net of tax), foreign currency translation adjustments, and share of change in other comprehensive income of equity investments one quarter in arrears.

Recent accounting pronouncements

Recent accounting pronouncements

On April 10, 2014, the FASB issued Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the threshold for reporting discontinued operations and adds new disclosures. The new guidance defines a discontinued operation as a disposal that “represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.” The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Entities may “early adopt” the guidance for new disposals. The Company does not believe the adoption of the guidance will have material impact on the consolidated financial statements.

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within those reporting periods. In April 2015, the FASB proposed a one-year delay in the effective date and companies will be allowed to early adopt as of the original effective date.  The Company is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Company does not expect the adoption of this guidance will have a significant effect on the consolidated financial statements.

In August 2014, the FASB issued Presentation of Financial Statements — Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) - Amendments to the Consolidation Analysis”, which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2015-02 on the consolidated financial statements.